Contract assets and contract liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract assets and contract liabilities [Abstract]
Contract assets and contract liabilities.

13 Contract assets and contract liabilities

(a) Contract assets

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	19,933	23,689
Arising from provision of services	18,280	23,625
Less: loss allowance	(9,647)	(11,978)
	28,566	35,336
Current portion	28,005	35,336
Non-current portion (Note 15)	561	—

All of the amounts are expected to be recovered within one year from the end of each of the reporting period, except for the amounts of RMB561 thousand as of December 31, 2024, related to retentions included in other non-current assets, which are expected to be recovered over one year. No such amounts were recognized as of June 30, 2025.

(b) Contract liabilities

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	2,119	2,090
–Billings in advance of goods transferred	2,357	28,484
	4,476	30,574

13 Contract assets and contract liabilities (Continued)

All of the contract liabilities are expected to be recognized as revenue within one year and the amount of RMB2.0 million included in contract liabilities as of December 31, 2024 was recognized as revenue in the six months ended June 30, 2025 (six months ended June 30, 2024: RMB12.5 million).

17 Contract assets and contract liabilities

(a) Contract assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	14,751	19,933
Arising from provision of services	77,841	18,280
Less: loss allowance (Note 31(a))	(9,516)	(9,647)
	83,076	28,566
Current portion	82,826	28,005
Non-current portion (Note19)	250	561

All of the amounts are expected to be recovered within one year from the end of each of the reporting year, except for the amounts of RMB250 thousand and RMB561 thousand as of December 31, 2023 and 2024 related to retentions included in other non-current assets, which are expected to be recovered over one year.

The Group typically agrees to a retention period between one to three years for the sales of autonomous driving vehicles after the autonomous driving vehicles have been accepted by the customers upon the completion of the landing deployment services by the Group. The related retentions are included in the contract assets until the end of the retention period as the Group’s entitlement to the retentions is conditional on the Group’s work satisfactorily passing retention period. Based on historical experience the Group was able to collect the retentions.

In addition, the Group’s service contracts include payment schedules which require stage payments over the service period once the milestones are reached.

(b) Contract liabilities

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	12,498	2,119
–Billings in advance of goods transferred	—	2,357
As of December 31	12,498	4,476

All of the contract liabilities are expected to be recognized as revenue within one year and the amount of RMB12.5 million included in contract liabilities as of December 31, 2023 was recognized as revenue in the year ended December 31, 2024.